Net Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Net Property and Equipment for the year ending December 31,	2011	2010

Computer Equipment	$589,813	$547,642
Furniture and Fixtures	237,923	215,794
Leasehold Improvements	230,465	212,480
Total, at cost	$1,058,201	$975,916
Accumulated Depreciation and Amortization	(646,378)	(440,428)
Total Property and Equipment	$411,823	$535,488